LOSS PER SHARE - Share options and restricted share units outstanding excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share options and Nonvested restricted share units
LOSS PER SHARE
Excluded from the calculation of diluted loss per share (in shares)	6,014,128	6,136,483	7,223,033